Borrowings (Details) - ARS ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current borrowings		$ 14,537
Current borrowings		184	19,989
Corporate notes member
IfrsStatementLineItems [Line Items]
Non-current borrowings	[1]	14,537
Current borrowings	[1]		19,609
Interest from corporate notes member
IfrsStatementLineItems [Line Items]
Current borrowings		$ 184	$ 380

[1]	Net of debt issuance, repurchase and redemption expenses.